EQUITY (Details Narrative) - USD ($)			1 Months Ended	3 Months Ended		6 Months Ended		12 Months Ended
	Apr. 05, 2017	Dec. 07, 2016	Oct. 31, 2017	Mar. 31, 2018	Dec. 31, 2017	Mar. 31, 2019	Mar. 31, 2018	Sep. 30, 2018	Sep. 30, 2017	Jan. 18, 2019
Common stock, authorized						180,000,000		180,000,000	180,000,000
Common stock, par value (in dollars per share)						$ 0.0001		$ 0.0001	$ 0.0001	$ 0.0001
Stock-based compensation expense						$ 146,754	$ 730,997	$ 877,751	$ 1,293,932
Proceeds from issuance of common stock									19,580,651
Number of share issued, value									19,580,651
Common stock, par value						283		283	282
Options granted (in shares)			82,000
License Rights						17,712,991		17,712,991	17,712,991
Stock Option [Member]
Intrinsic value of outstanding options						0
Stock-based compensation expense						146,754		790,643	1,293,932
Unrecognized compensation cost						$ 139,254		$ 286,008
Unrecognized compensation cost recognize period						5 months 16 days
Weighted average remaining term - options								4 years 7 days
Options granted terms						2 years 11 months 12 days
Restricted Stock [Member]
Stock-based compensation expense						$ 0		$ 145,301	$ 818,231
Common Stock [Member]
Common stock issued for cash, stock options exercises, issuance of restricted stock and acquisition of assets								13,500	1,206,752
Common stock issued for registered offering, shares	1,012,502	194,250		2,250	11,250			13,500
Proceeds from issuance of common stock	$ 12,700,000	$ 6,800,000
Number of share issued									1,206,752
Number of share issued, value									$ 121
Number of common stock retired (in shares)									(750)
Warrants [Member]
Intrinsic value of warrants						$ 0
Weighted average contractual term - warrants						3 years 6 months 7 days		3 years 8 months 12 days
Common stock purchase warrants shares of common stock, shares	708,753
Exercise price of warrants	$ 1.00
Expiration period of warrants	5 years
Warrants [Member] | Stock Compensation [Member]
Stock-based compensation expense						$ 0		$ 87,108	$ 0
Series A Warrants [Member]
Common stock purchase warrants shares of common stock, shares		97,125
Exercise price of warrants		$ 55
Expiration period of warrants		5 years
Series B Warrants [Member]
Common stock purchase warrants shares of common stock, shares		194,250